American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
September 30, 2021

VP International - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Australia — 2.7%
Atlassian Corp. plc, Class A(1)	5,400	2,113,668
CSL Ltd.	18,990	3,967,602
		6,081,270
Austria — 0.6%
Erste Group Bank AG	28,590	1,255,363
Belgium — 1.5%
KBC Group NV	38,070	3,434,083
Brazil — 0.7%
Magazine Luiza SA	358,410	945,098
XP, Inc., Class A(1)	15,640	628,259
		1,573,357
Canada — 3.8%
Canada Goose Holdings, Inc.(1)	18,350	655,274
Canadian Pacific Railway Ltd.(2)	37,290	2,435,067
First Quantum Minerals Ltd.	54,080	1,001,244
GFL Environmental, Inc.	46,055	1,710,943
Shopify, Inc., Class A(1)	910	1,235,189
Toronto-Dominion Bank (The)	23,140	1,531,888
		8,569,605
China — 2.3%
Huazhu Group Ltd., ADR(1)	31,290	1,434,959
Li Ning Co. Ltd.	145,000	1,671,233
Wuxi Biologics Cayman, Inc.(1)	133,500	2,165,408
		5,271,600
Denmark — 4.9%
Carlsberg A/S, B Shares	16,010	2,611,922
DSV A/S	7,537	1,804,084
Novo Nordisk A/S, B Shares	40,370	3,891,244
Orsted AS	8,600	1,133,605
Pandora A/S	13,390	1,625,542
		11,066,397
Finland — 1.1%
Neste Oyj	45,190	2,549,272
France — 15.2%
Air Liquide SA	18,240	2,921,320
Airbus SE(1)	16,160	2,142,426
Bureau Veritas SA	54,600	1,685,024
Capgemini SE	18,180	3,770,108
Dassault Systemes SE	45,560	2,397,618
Edenred	49,327	2,655,392
L'Oreal SA	5,000	2,069,020
LVMH Moet Hennessy Louis Vuitton SE	6,460	4,627,063
Pernod Ricard SA	9,230	2,034,874
Safran SA	9,310	1,177,534
Schneider Electric SE	25,700	4,280,434
Teleperformance	7,540	2,965,744
Valeo SA	54,690	1,526,280
		34,252,837

Germany — 4.9%
Brenntag SE	14,110	1,310,743
Daimler AG	31,200	2,752,828
Infineon Technologies AG	79,303	3,243,348
Puma SE	26,370	2,931,423
Zalando SE(1)	8,880	809,869
		11,048,211
Hong Kong — 3.5%
AIA Group Ltd.	425,200	4,891,671
Techtronic Industries Co. Ltd.	150,000	2,964,232
		7,855,903
India — 1.2%
HDFC Bank Ltd.	126,100	2,695,797
Indonesia — 0.4%
Bank Central Asia Tbk PT	338,100	823,516
Ireland — 4.4%
CRH plc	51,310	2,421,568
ICON plc(1)	9,470	2,481,329
Kerry Group plc, A Shares	17,800	2,391,390
Ryanair Holdings plc, ADR(1)	23,480	2,584,209
		9,878,496
Israel — 0.5%
Kornit Digital Ltd.(1)	7,910	1,144,893
Italy — 2.3%
Ferrari NV	9,740	2,032,736
Prysmian SpA	25,850	902,902
Stellantis NV	112,086	2,136,166
		5,071,804
Japan — 14.0%
BayCurrent Consulting, Inc.(1)	3,500	1,752,518
Food & Life Cos. Ltd.	51,900	2,386,513
Hoya Corp.	19,800	3,089,171
JSR Corp.(1)	18,800	675,784
Keyence Corp.(1)	7,700	4,595,907
Kobe Bussan Co. Ltd.	36,900	1,205,665
MonotaRO Co. Ltd.	73,400	1,644,904
Obic Co. Ltd.(1)	11,700	2,224,848
Pan Pacific International Holdings Corp.	81,800	1,687,807
Recruit Holdings Co. Ltd.(1)	94,400	5,770,277
Sony Group Corp.(1)	35,200	3,907,856
Terumo Corp.(1)	55,900	2,639,506
		31,580,756
Mexico — 0.5%
Cemex SAB de CV, ADR(1)	159,253	1,141,844
Netherlands — 8.7%
Adyen NV(1)	1,568	4,383,127
Akzo Nobel NV	10,690	1,168,039
ASML Holding NV	9,740	7,276,347
ING Groep NV(2)	271,970	3,954,036
Koninklijke DSM NV	9,695	1,938,766
Universal Music Group NV(1)(2)	37,200	996,040
		19,716,355
Singapore — 1.2%
Sea Ltd., ADR(1)	8,700	2,772,951

Spain — 3.5%
CaixaBank SA	627,360	1,945,458
Cellnex Telecom SA	55,456	3,420,706
Iberdrola SA	254,241	2,557,773
		7,923,937
Sweden — 3.3%
Epiroc AB, A Shares	77,890	1,614,809
Hexagon AB, B Shares	198,580	3,071,634
Telefonaktiebolaget LM Ericsson, B Shares(2)	240,600	2,715,633
		7,402,076
Switzerland — 7.0%
Lonza Group AG	5,360	4,020,586
Partners Group Holding AG	2,130	3,324,159
SIG Combibloc Group AG(1)	56,410	1,499,912
Sika AG	9,531	3,013,445
Zur Rose Group AG(1)	4,670	1,868,416
Zurich Insurance Group AG	4,830	1,975,084
		15,701,602
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	92,000	1,902,752
Thailand — 0.4%
Kasikornbank PCL	227,900	886,477
United Kingdom — 10.2%
Ashtead Group plc	58,260	4,404,068
ASOS plc(1)	21,358	860,527
Associated British Foods plc	56,040	1,394,987
AstraZeneca plc	42,920	5,172,621
Barratt Developments plc	120,840	1,068,200
Burberry Group plc	50,810	1,236,544
Halma plc	30,110	1,148,501
HSBC Holdings plc	688,400	3,609,577
London Stock Exchange Group plc	13,860	1,388,885
Whitbread plc(1)	62,680	2,786,944
		23,070,854
TOTAL COMMON STOCKS (Cost $148,039,949)		224,672,008
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $172,819), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $169,377)		169,377
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $575,342), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $564,000)		564,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	132,455	132,455
TOTAL TEMPORARY CASH INVESTMENTS (Cost $865,832)		865,832
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,832,114)	3,832,114	3,832,114
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $152,737,895)		229,369,954
OTHER ASSETS AND LIABILITIES — (1.7)%		(3,774,387)
TOTAL NET ASSETS — 100.0%		$225,595,567

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	18.8%
Industrials	18.7%
Consumer Discretionary	16.4%
Financials	14.6%
Health Care	12.3%
Materials	7.0%
Consumer Staples	6.0%
Communication Services	3.1%
Utilities	1.6%
Energy	1.1%
Temporary Cash Investments	0.4%
Temporary Cash Investments - Securities Lending Collateral	1.7%
Other Assets and Liabilities	(1.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,391,345. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,970,998, which includes securities collateral of $6,138,884.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	2,113,668	3,967,602	—
Brazil	628,259	945,098	—
Canada	1,710,943	6,858,662	—
China	1,434,959	3,836,641	—
Ireland	5,065,538	4,812,958	—
Israel	1,144,893	—	—
Mexico	1,141,844	—	—
Singapore	2,772,951	—	—
Other Countries	—	188,237,992	—
Temporary Cash Investments	132,455	733,377	—
Temporary Cash Investments - Securities Lending Collateral	3,832,114	—	—
	19,977,624	209,392,330	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.